Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS
NOTE 14: BORROWINGS

	December 31, 2012	December 31, 2011
Commerzbank, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$137,383	$115,827
BNP Paribas S.A. and DVB Bank SE	58,361	36,175
DVB Bank SE and ABN AMRO Bank N.V.	42,034	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	49,209	46,500
Eurobank Ergasias S.A. $52.0 million	45,894	18,200
ABN AMRO Bank N.V	47,298	53,260
Norddeutsche Landesbank Girozentrale	24,971	—
DVB Bank SE and Credit Agricole Corporate and Investment Bank	49,943	—
Ship Mortgage Notes	505,000	505,000

Total borrowing	992,493	843,383
Less: current portion	(19,724)	(11,928)
Add: bond premium	1,593	2,028

Total long-term borrowings	$974,362	$833,483

Long-Term Debt Obligations and Credit Arrangements
Senior Notes
Ship Mortgage Notes: In October 2010, Navios Acquisition issued $400,000 of 8 5/8% First Priority Ship Mortgage Notes (the “Existing Notes”) due on November 1, 2017. The Existing Notes are senior obligations of Navios Acquisition and are secured by first priority ship mortgages on seven VLCC vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. Navios Acquisition may redeem the Existing Notes in whole or in part, at its option, at any time (1) before November 1, 2013 at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 bps and (2) on or after November 1, 2013, at a fixed price of 104.313%, which price declines ratably until it reaches par. In addition, any time before November 1, 2013, Navios Acquisition may redeem up to 35% of the aggregate principal amount of the Existing Notes with the net proceeds of an equity offering at 108.625% of the principal amount of the Existing Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the Existing Notes remains outstanding after such redemption. Furthermore, upon occurrence of certain change of control events, the holders of the Existing Notes may require Navios Acquisition to repurchase some or all of the Existing Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date. Pursuant to a registration rights agreement, Navios Acquisition filed a registration statement enabling the holders of the Existing Notes to exchange the privately placed notes with publicly registered notes with identical terms, which registration statement went effective on January 31, 2011. On February 2, 2011, the Navios Acquisition commenced the exchange offer which terminated on March 2, 2011. As a result of such exchange offer, 100% of the outstanding Existing Notes were exchanged. The Existing Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Acquisition's properties and assets and creation or designation of restricted subsidiaries.
On May 26, 2011, Navios Acquisition and Navios Acquisition Finance (US) Inc., its wholly owned finance subsidiary (“Navios Acquisition Finance”), completed the sale of $105,000 of 8 5/8% first priority ship mortgage notes due 2017 (the “Additional Notes”) at 102.25% plus accrued interest from May 1, 2011.
The Additional Notes are identical to the $400,000 of Existing Notes. The Existing Notes and the Additional Notes are fully and unconditionally guaranteed on a joint and several bases by all of Navios Acquisition's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The subsidiary guarantees are full and unconditional as that term is defined by Regulation S-X Rule 3-10, except for the fact that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all assets are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for the purposes of the bond indenture, upon liquidation or dissolution or upon legal or covenant defeasance or satisfaction and discharge of the Existing Notes and the Additional Notes. A Registration Statement for the exchange of Additional Notes was filed on July 28, 2011 and was declared effective on August 22, 2011. On August 24, 2011 Navios Acquisition commenced the exchange offer which terminated on September 23, 2011. As a result of such exchange offer, 100% of the outstanding Additional Notes were exchanged.
The Additional Notes and the Existing Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. Following the consummation of the exchange offer for the Additional Notes on September 23, 2011, the Additional Notes and the Existing Notes have the same CUSIP number.
Amortization of the bond premium for the each of the years ended December 31, 2012, 2011 and 2010 amounted to $435, $334 and $0, respectively.
Credit Facilities
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 7, 2010, with Commerzbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $137,383 was outstanding under this facility and $7,367 remained to be drawn.
BNP Paribas SA Bank and DVB Bank S.E.: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of part-financing the purchase price of three product tankers. Each of the tranche is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment date of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $58,361 was outstanding and $16,639 remains to be drawn under this facility.
DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. After the prepayment, outstanding amount under each tranche is repayable in two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. As of December 31, 2012, the facility was fully drawn and the outstanding amount was $42,034.
Cyprus Popular Bank Public Co Ltd: Cyprus Popular Bank Public Co Ltd: In September 2010, Navios Acquisition (through four subsidiaries) entered into a $80,000 revolving credit facility with Cyprus Popular Bank Public Co Ltd to partially finance the acquisition and construction of vessels and for investment and working capital purposes. On September 7, 2012, the amount of the facility was reduced to $32,400. Drawings under the facility are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The facility bears interest at a rate of LIBOR plus 275 bps. Pursuant to an agreement dated December 31, 2012, the maturity of the facility was extended to match the delivery of the vessels. As of December 31, 2012, the outstanding amount under this facility was $32,400 that was used to partially finance the acquisition cost of two product tanker vessels.
EFG Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200 out of which $51,600 has been drawn (divided into two tranches of $26,100 and $25,500) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of December 31, 2012 was $49,209.
EFG Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and the outstanding amount as of December 31, 2012 was $45,894.
ABN AMRO BANK N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The total amount of $54,750 was drawn under this facility. Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date. The repayment of each tranche started in October 2011 and it bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $47,298 was outstanding under this loan agreement ($23,649 from each of the two tranches) and no further amounts are available to be drawn.
DVB Bank SE: On December 7, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE of up to $51,000 (divided into two tranches of $25,500 each) to partially finance the purchase price of two LR1 product tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus 270 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2012, no amounts were outstanding under this loan agreement and $51,000 remained undrawn.
NORDDEUTSCHE LANDESBANK GIROZENTRALE: On December 29, 2011, Navios Acquisition entered into a loan agreement with NORDDEUTSCHE LANDESBANK GIROZENTRALE of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $24,971 was drawn and outstanding under this loan agreement and $3,154 remained to be drawn.
DVB Bank SE and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2012, $49,943 was drawn and outstanding under this loan agreement and $6,307 remained to be drawn.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an agreement dated November 8, 2011, the Navios Holdings' credit facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of December 31, 2012 the outstanding amount under this facility was $35,000 and $5,000 remained to be drawn.
As of December 31, 2012, the total amount available to be drawn from all our facilities was $89,467.

The weighted average balance outstanding of our loan facilities for the year ended December 31, 2012 was $486,247 and the weighted average interest rate was 3.25%. The weighted average balance outstanding of our loan facilities (excluding the Existing Notes and the Additional Notes) for the year ended December 31, 2011 was $327,174 and the weighted average interest rate was 3.16%.
The loan facilities include, among other things, compliance with certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013, up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2013 and thereafter.
As of December 31, 2012, the Company was in compliance with its covenants.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants of Navios Acquisition, including net worth, debt coverage ratios, and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.
Guarantees
The Company's Ship Mortgage Notes (consisting of the Existing Notes and the Additional Notes) are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. The Navios Acquisition does not have any independent assets or operations. Navios Acquisition does not have any subsidiaries that are not guarantors of the 8 5/8% Notes. In addition, the disclosures required by Rules 3-10(i)(9) and (10) are not applicable because there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 8 5/8% Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.
The maturity table below reflects the principal payments of all Notes and credit facilities outstanding as of December 31, 2012 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the senior Notes. The maturity table below includes in the amount shown for 2017 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2014.

December 31, 2012
Long-Term Debt Obligations:
Year
December 31, 2013	$19,724
December 31, 2014	20,376
December 31, 2015	20,627
December 31, 2016	66,976
December 31, 2017	567,776
December 31, 2018 and thereafter	297,014

Total	$992,493